Realignment Costs - Realignment Activities Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Balance, December 31, 2019	$ 491	$ 6,437	$ 6,437	$ 1,458
Realignment costs	10,012	$ (492)	(584)	6,778
Payments	(739)		(5,326)	(1,640)
Adjustments	(71)
Balance, September 30, 2020	9,693		491	$ 6,437
2020 Program
Restructuring Reserve [Roll Forward]
Realignment costs	10,020
Payments	(379)
Adjustments	(71)
Balance, September 30, 2020	9,570
Prior Program
Restructuring Reserve [Roll Forward]
Balance, December 31, 2019	491
Realignment costs	(8)
Payments	(360)
Balance, September 30, 2020	$ 123		$ 491